Employee Benefits - Schedule of Sensitivity Analysis for Actuarial Assumptions (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (10,756)	¥ (11,546)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 11,699	¥ 13,012
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 6	¥ 6
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (6)	¥ (6)
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (16,997)	¥ (19,818)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 19,192	¥ 22,881
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 3,654	¥ 3,689
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (3,334)	¥ (3,347)